Contents of Significant Accounts - Movement of Deferred Tax (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in deferred tax assets and liabilities [Line Items]
Beginning Balance	$ (2,893,748)	$ (501,553)
Amounts recognized in profit or loss during the period	(1,509,790)	(2,389,544)
Amounts recognized in other comprehensive income (loss)	545,131	145,216	$ (23,967)
Amounts recognized in equity	(25,259)	1,174	(1,117)
Exchange adjustments	243,545	(149,041)
Ending Balance	$ (3,640,121)	$ (2,893,748)	$ (501,553)